Other assets and other liabilities - Summary of Other Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Miscellaneous liabilities [abstract]
Contract liabilities	[1]	¥ 366,227	¥ 294,911	¥ 271,286
Accrued short-term employee benefits		347,023	321,553	245,054
Refund liabilities		197,791	186,875	168,739
Accrued expenses		177,404	192,396	222,028
Taxes payable other than income taxes		163,316	133,672	128,037
Future insurance policy benefits and other		153,006	134,865	127,079
Product warranties		28,606	32,851	31,807
Other		161,596	163,426	157,234
Total		1,594,969	1,460,549	1,351,264
Current liabilities		1,488,488	1,367,527	1,263,944
Non-current liabilities		¥ 106,481	¥ 93,022	¥ 87,320

[1]	Contract liabilities are included in the consolidated statements of financial position as “Other current liabilities” and “Other non-current liabilities.”